Interim condensed consolidated statement of changes in shareholders' equity (Parenthetical) - EUR (€)				6 Months Ended
	Jun. 05, 2026	Jan. 23, 2026	Jan. 01, 2026	Jun. 30, 2026		Jun. 30, 2025
Issue of equity				€ 103,197,000	[1]	€ 135,550,000	[2]
Transaction costs				(8,205,000)		(7,519,000)
Share capital
Issue of equity				430,000	[1]	435,000	[2]
Exercise of warrants				157,000
Premiums related to share capital
Issue of equity				123,899,000	[1],[3]	135,115,000	[2]
Exercise of warrants				21,100,000
Transaction costs				€ (8,205,000)	[3]	€ (7,519,000)
Equity offering
Number of shares issued during the period	27,272,727			27,272,727
Transaction costs	€ (7,800,000)		€ (7,800,000)
Equity offering | Share capital
Issue of equity	272,727			€ 272,000
Exercise of warrants	272,727
Equity offering | Premiums related to share capital
Issue of equity	€ 94,989,798			€ 102,800,000
Registered underwritten public offering
Transaction costs			(400,000)
Registered underwritten public offering | Share capital
Transaction costs			(428,028)
Registered underwritten public offering | Premiums related to share capital
Transaction costs			€ (400,000)
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Number of warrants issued						43,437,036
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants | Share capital
Exercise of warrants		€ 111,111
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants | Premiums related to share capital
Exercise of warrants		€ 14,888,889
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Number of shares issued during the period						42,488,883

[1]	Share capital variation include a €272 thousand increase from the Equity Offering completed on June 5, 2026, corresponding to the issuance of 27,272,727 ordinary shares, and a €157 thousand increase in share capital resulting from the exercise of T1 and T2 warrants issued under the Structured Financing (see Note 4.8 – Shareholders’ equity).
[2]	Corresponding mainly to the share capital increase consisting of the issuance of 42,488,883 new ordinary shares (see Note 4.8 Shareholders’ equity to the annual consolidated financial statements for the year ended on December 31, 2025)
[3]	Premiums related to share capital include €102.8 million of share premium resulting from the Equity Offering and €21.1 million resulting from the exercise of T1 and T2 warrants issued under the Structured Financing and (€7.8) million of transaction costs related to the Equity Offering and (€0.4) million relating to transaction costs recognized on January 1, 2026 in connection with the November 2025 public offering (see Note 4.8 – Shareholders’ equity).